Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance [Line Items]
Net premiums	$ 7,335,687	$ 6,659,680	$ 5,725,161
Claims and other policy benefits	6,225,183	5,547,155	4,819,426
Direct Life Insurance [Member]
Reinsurance [Line Items]
Net premiums	2,590	2,669	2,259
Claims and other policy benefits	4,179	4,062	4,098
Reinsurance Assumed [Member]
Reinsurance [Line Items]
Net premiums	7,701,594	7,198,219	6,241,952
Claims and other policy benefits	6,472,041	5,877,153	5,025,383
Reinsurance Ceded [Member]
Reinsurance [Line Items]
Net premiums	(368,497)	(541,208)	(519,050)
Claims and other policy benefits	$ (251,037)	$ (334,060)	$ (210,055)